Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Credit Risk

Note 4 - Credit Risk

The Company is potentially subject to concentrations of credit risk in its accounts receivable. Credit risk with respect to receivables is limited due to the number of companies comprising the Company's customer base. Although the Company is directly affected by the financial condition of its customers, management does not believe significant credit risks exist at September 30, 2019 or December 31, 2018. The Company does not require collateral or other securities to support its accounts receivable.

5. Credit Risk

The Company is potentially subject to concentrations of credit risk in its accounts receivable. Credit risk with respect to receivables is limited due to the number of companies comprising the Company's customer base. Although the Company is directly affected by the financial condition of its customers, management does not believe significant credit risks exist at December 31, 2018. The Company does not require collateral or other securities to support its accounts receivable.